DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	January 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (98.94%)
COMMUNICATION SERVICES – (14.33%)
Media & Entertainment – (14.33%)
Alphabet Inc., Class C *	17,181	$31,539,849
Facebook, Inc., Class A *	53,262	13,759,172
	Total Communication Services	45,299,021
CONSUMER DISCRETIONARY – (18.81%)
Consumer Services – (4.38%)
New Oriental Education & Technology Group, Inc., ADR (China)*	82,680	13,848,900
Retailing – (14.43%)
Alibaba Group Holding Ltd., ADR (China)*	56,241	14,275,653
Amazon.com, Inc. *	8,315	26,659,553
Naspers Ltd. - N (South Africa)	20,232	4,680,252
		45,615,458
	Total Consumer Discretionary	59,464,358
FINANCIALS – (45.88%)
Banks – (17.46%)
Bank of America Corp.	180,580	5,354,197
Danske Bank A/S (Denmark)	192,589	3,278,612
DBS Group Holdings Ltd. (Singapore)	425,960	8,032,434
JPMorgan Chase & Co.	94,112	12,109,391
U.S. Bancorp	254,412	10,901,554
Wells Fargo & Co.	519,476	15,521,943
		55,198,131
Diversified Financials – (23.39%)
Capital Markets – (2.52%)
Bank of New York Mellon Corp.	200,014	7,966,558
Consumer Finance – (13.31%)
American Express Co.	95,007	11,045,514
Capital One Financial Corp.	297,642	31,032,155
		42,077,669
Diversified Financial Services – (7.56%)
Berkshire Hathaway Inc., Class B *	104,888	23,900,828
		73,945,055
Insurance – (5.03%)
Life & Health Insurance – (2.35%)
AIA Group Ltd. (Hong Kong)	616,620	7,434,431
Property & Casualty Insurance – (2.68%)
Markel Corp. *	8,746	8,479,072
		15,913,503
	Total Financials	145,056,689
HEALTH CARE – (5.09%)
Health Care Equipment & Services – (3.12%)
Cigna Corp.	8,303	1,802,166
Quest Diagnostics Inc.	62,504	8,072,392
		9,874,558
Pharmaceuticals, Biotechnology & Life Sciences – (1.97%)
Viatris Inc. *	366,248	6,222,553
	Total Health Care	16,097,111

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	January 31, 2021 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (8.85%)
	Capital Goods – (8.85%)
	Carrier Global Corp.	465,904	$17,937,304
	Ferguson PLC (United Kingdom)	20,169	2,341,798
	Raytheon Technologies Corp.	115,166	7,685,027
		Total Industrials	27,964,129
INFORMATION TECHNOLOGY – (5.98%)
	Semiconductors & Semiconductor Equipment – (5.98%)
	Applied Materials, Inc.	99,678	9,636,869
	Intel Corp.	166,870	9,262,954
		Total Information Technology	18,899,823
	TOTAL COMMON STOCK – (Identified cost $229,671,346)		312,781,131
SHORT-TERM INVESTMENTS – (1.27%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.07%, 02/01/21, dated 01/29/21, repurchase value of $2,990,017 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 02/28/21-12/20/70, total market value $3,049,800)	$2,990,000	2,990,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.07%, 02/01/21, dated 01/29/21, repurchase value of $1,036,006 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%, 01/01/51, total market value $1,056,720)	1,036,000	1,036,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,026,000)		4,026,000
	Total Investments – (100.21%) – (Identified cost $233,697,346)		316,807,131
	Liabilities Less Other Assets – (0.21%)		(671,832)
		Net Assets – (100.00%)	$316,135,299

ADR: American Depositary Receipt

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	January 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (98.13%)
FINANCIALS – (98.13%)
Banks – (44.23%)
Banks – (43.11%)
Bank of America Corp.	241,028	$7,146,480
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	132,031	4,015,063
Danske Bank A/S (Denmark)	232,795	3,963,073
DBS Group Holdings Ltd. (Singapore)	277,603	5,234,829
DNB ASA (Norway)	320,993	6,249,239
JPMorgan Chase & Co.	58,581	7,537,617
M&T Bank Corp.	22,747	3,013,295
Metro Bank PLC (United Kingdom)*	311,347	503,229
PNC Financial Services Group, Inc.	54,227	7,782,659
Truist Financial Corp.	53,519	2,567,842
U.S. Bancorp	252,705	10,828,409
Wells Fargo & Co.	264,074	7,890,531
		66,732,266
Thrifts & Mortgage Finance – (1.12%)
Rocket Companies, Inc., Class A *	81,078	1,731,826
		68,464,092
Diversified Financials – (35.58%)
Capital Markets – (13.30%)
Bank of New York Mellon Corp.	161,581	6,435,771
Charles Schwab Corp.	95,051	4,898,929
Julius Baer Group Ltd. (Switzerland)	125,286	7,580,464
State Street Corp.	23,871	1,670,970
		20,586,134
Consumer Finance – (15.83%)
American Express Co.	74,289	8,636,839
Capital One Financial Corp.	152,173	15,865,557
		24,502,396
Diversified Financial Services – (6.45%)
Berkshire Hathaway Inc., Class B *	43,867	9,995,974
		55,084,504
Insurance – (18.32%)
Property & Casualty Insurance – (13.79%)
Chubb Ltd.	54,402	7,924,739
Loews Corp.	138,855	6,288,743
Markel Corp. *	7,367	7,142,159
		21,355,641
Reinsurance – (4.53%)
Alleghany Corp.	8,320	4,716,192
Everest Re Group, Ltd.	7,051	1,488,325
Greenlight Capital Re, Ltd., Class A *	106,974	803,375
		7,007,892
		28,363,533
	Total Financials	151,912,129
TOTAL COMMON STOCK – (Identified cost $143,306,390)		151,912,129

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	January 31, 2021 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (2.13%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.07%, 02/01/21, dated 01/29/21, repurchase value of $2,446,014 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 02/28/21-12/20/70, total market value $2,494,920)	$2,446,000	$2,446,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.07%, 02/01/21, dated 01/29/21, repurchase value of $848,005 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-3.00%, 01/01/35-01/01/51, total market value $864,960)	848,000	848,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,294,000)		3,294,000
	Total Investments – (100.26%) – (Identified cost $146,600,390)		155,206,129
	Liabilities Less Other Assets – (0.26%)		(407,398)
		Net Assets – (100.00%)	$154,798,731

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	January 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (98.51%)
COMMUNICATION SERVICES – (13.07%)
Media & Entertainment – (13.07%)
Alphabet Inc., Class C *	11,719	$21,513,037
Baidu, Inc., Class A, ADR (China)*	8,487	1,994,615
Facebook, Inc., Class A *	51,789	13,378,653
IAC/InterActiveCorp *	36,040	7,566,598
Kuaishou Technology, Class B (China)*	4,200	62,924
Liberty Media Corp., Liberty Formula One, Series A *	4,460	161,675
Liberty Media Corp., Liberty Formula One, Series C *	36,700	1,476,441
	Total Communication Services	46,153,943
CONSUMER DISCRETIONARY – (29.08%)
Consumer Services – (6.74%)
New Oriental Education & Technology Group, Inc., ADR (China)*	142,127	23,806,273
Retailing – (22.34%)
Alibaba Group Holding Ltd., ADR (China)*	72,592	18,426,027
Amazon.com, Inc. *	3,621	11,609,650
JD.com, Inc., Class A, ADR (China)*	176,034	15,612,456
Meituan, Class B (China)*	347,040	16,001,798
Naspers Ltd. - N (South Africa)	64,317	14,878,400
Quotient Technology Inc. *	270,255	2,394,459
		78,922,790
	Total Consumer Discretionary	102,729,063
FINANCIALS – (36.19%)
Banks – (19.01%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	158,221	4,811,501
Danske Bank A/S (Denmark)	760,523	12,947,050
DBS Group Holdings Ltd. (Singapore)	832,836	15,704,996
DNB ASA (Norway)	826,598	16,092,589
Metro Bank PLC (United Kingdom)*	583,344	942,856
Wells Fargo & Co.	556,885	16,639,724
		67,138,716
Diversified Financials – (13.25%)
Capital Markets – (3.36%)
Julius Baer Group Ltd. (Switzerland)	121,801	7,369,604
Noah Holdings Ltd., Class A, ADS (China)*	94,772	4,511,147
		11,880,751
Consumer Finance – (5.99%)
Capital One Financial Corp.	199,967	20,848,559
Yiren Digital Ltd., ADR (China)*	91,189	315,514
		21,164,073
Diversified Financial Services – (3.90%)
Berkshire Hathaway Inc., Class B *	60,467	13,778,615
		46,823,439
Insurance – (3.93%)
Life & Health Insurance – (3.93%)
AIA Group Ltd. (Hong Kong)	1,152,390	13,894,074
	Total Financials	127,856,229
HEALTH CARE – (2.73%)
Health Care Equipment & Services – (0.83%)
Cigna Corp.	13,440	2,917,152

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	January 31, 2021 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (1.90%)
	Viatris Inc. *	395,761	$6,723,979
		Total Health Care	9,641,131
INDUSTRIALS – (6.71%)
Capital Goods – (6.71%)
	Carrier Global Corp.	277,594	10,687,369
	Ferguson PLC (United Kingdom)	54,418	6,318,407
	Raytheon Technologies Corp.	100,164	6,683,944
		Total Industrials	23,689,720
INFORMATION TECHNOLOGY – (10.73%)
Semiconductors & Semiconductor Equipment – (8.30%)
	Applied Materials, Inc.	200,942	19,427,073
	Intel Corp.	178,367	9,901,152
			29,328,225
Technology Hardware & Equipment – (2.43%)
	Hollysys Automation Technologies Ltd. (China)	616,467	8,581,220
		Total Information Technology	37,909,445
	TOTAL COMMON STOCK – (Identified cost $254,116,257)		347,979,531
SHORT-TERM INVESTMENTS – (2.03%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.07%, 02/01/21, dated 01/29/21, repurchase value of $5,315,031 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 02/28/21-12/20/70, total market value $5,421,300)	$5,315,000	5,315,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.07%, 02/01/21, dated 01/29/21, repurchase value of $1,843,011 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-3.00%, 01/01/36-02/01/51, total market value $1,879,860)	1,843,000	1,843,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,158,000)		7,158,000
	Total Investments – (100.54%) – (Identified cost $261,274,257)		355,137,531
	Liabilities Less Other Assets – (0.54%)		(1,904,413)
	Net Assets – (100.00%)		$353,233,118

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF	January 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (83.08%)
COMMUNICATION SERVICES – (2.43%)
Media & Entertainment – (2.43%)
Baidu, Inc., Class A, ADR (China)*	15,193	$3,570,659
iQIYI, Inc., Class A, ADR (China)*	161,303	3,524,471
Kuaishou Technology, Class B (China)*	3,480	52,137
	Total Communication Services	7,147,267
CONSUMER DISCRETIONARY – (32.43%)
Consumer Durables & Apparel – (2.60%)
Fila Holdings Corp (South Korea)	199,850	7,623,355
Consumer Services – (7.58%)
New Oriental Education & Technology Group, Inc., ADR (China)*	133,007	22,278,673
Retailing – (22.25%)
Alibaba Group Holding Ltd., ADR (China)*	61,606	15,637,451
JD.com, Inc., Class A, ADR (China)*	144,554	12,820,494
Meituan, Class B (China)*	499,870	23,048,694
Naspers Ltd. - N (South Africa)	50,833	11,759,157
Trip.com Group Ltd., ADR (China)*	65,522	2,085,565
		65,351,361
	Total Consumer Discretionary	95,253,389
FINANCIALS – (29.83%)
Banks – (18.71%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	405,513	12,331,650
Danske Bank A/S (Denmark)	803,720	13,682,431
DBS Group Holdings Ltd. (Singapore)	735,590	13,871,204
DNB ASA (Norway)	734,553	14,300,615
Metro Bank PLC (United Kingdom)*	481,213	777,782
		54,963,682
Diversified Financials – (6.54%)
Capital Markets – (6.43%)
Julius Baer Group Ltd. (Switzerland)	230,433	13,942,413
Noah Holdings Ltd., Class A, ADS (China)*	103,900	4,945,640
		18,888,053
Consumer Finance – (0.11%)
Yiren Digital Ltd., ADR (China)*	96,537	334,018
		19,222,071
Insurance – (4.58%)
Life & Health Insurance – (4.58%)
AIA Group Ltd. (Hong Kong)	1,115,690	13,451,591
	Total Financials	87,637,344
HEALTH CARE – (2.94%)
Pharmaceuticals, Biotechnology & Life Sciences – (2.94%)
Novartis AG, ADR (Switzerland)	43,544	3,939,426
Roche Holding AG - Genusschein (Switzerland)	13,639	4,706,979
	Total Health Care	8,646,405
INDUSTRIALS – (9.65%)
Capital Goods – (9.65%)
Brenntag AG (Germany)	44,327	3,472,268
Ferguson PLC (United Kingdom)	102,904	11,948,058
Schneider Electric SE (France)	88,373	12,934,329
	Total Industrials	28,354,655

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	January 31, 2021 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (5.80%)
Semiconductors & Semiconductor Equipment – (3.51%)
	Tokyo Electron Ltd. (Japan)	27,100	$10,304,853
Technology Hardware & Equipment – (2.29%)
	Hollysys Automation Technologies Ltd. (China)	482,722	6,719,490
		Total Information Technology	17,024,343
	TOTAL COMMON STOCK – (Identified cost $171,502,436)		244,063,403
SHORT-TERM INVESTMENTS – (17.54%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.07%, 02/01/21, dated 01/29/21, repurchase value of $38,255,223 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 02/28/21-12/20/70, total market value $39,020,100)	$38,255,000	38,255,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.07%, 02/01/21, dated 01/29/21, repurchase value of $13,262,077 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-3.00%, 01/01/35-02/01/51, total market value $13,527,240)	13,262,000	13,262,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $51,517,000)		51,517,000
	Total Investments – (100.62%) – (Identified cost $223,019,436)		295,580,403
	Liabilities Less Other Assets – (0.62%)		(1,820,907)
		Net Assets – (100.00%)	$293,759,496

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments
January 31, 2021 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments – (Continued)
January 31, 2021 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2021 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$45,299,021	$–	$46,091,019	$7,095,130
Consumer Discretionary	54,784,106	–	71,848,865	52,822,183
Financials	126,311,212	128,381,295	56,393,913	12,665,668
Health Care	16,097,111	–	9,641,131	3,939,426
Industrials	25,622,331	–	17,371,313	–
Information Technology	18,899,823	–	37,909,445	6,719,490
Total Level 1	287,013,604	128,381,295	239,255,686	83,241,897
Level 2 – Other Significant Observable Inputs:
Common Stock*:
Communication Services	–	–	62,924	52,137
Consumer Discretionary	4,680,252	–	30,880,198	42,431,206
Financials	18,745,477	23,530,834	71,462,316	74,971,676
Health Care	–	–	–	4,706,979
Industrials	2,341,798	–	6,318,407	28,354,655
Information Technology	–	–	–	10,304,853
Short-Term Investments	4,026,000	3,294,000	7,158,000	51,517,000
Total Level 2	29,793,527	26,824,834	115,881,845	212,338,506
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$316,807,131	$155,206,129	$355,137,531	$295,580,403

*Includes certain securities trading primarily outside the U.S. whose value the Funds adjusted as a result of significant market movements following the close of local trading.
Federal Income Taxes
At January 31, 2021, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Unrealized appreciation	$87,966,067	$17,387,305	$107,027,879	$74,140,989
Unrealized depreciation	(6,107,739)	(9,255,312)	(16,572,364)	(3,967,635)
Net unrealized appreciation	$81,858,328	$8,131,993	$90,455,515	$70,173,354
Aggregate cost	$234,948,803	$147,074,136	$264,682,016	$225,407,049

CORONAVIRUS (COVID-19) PANDEMIC

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund's investments, impair a fund's ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.